Debt (Tables)	12 Months Ended
Dec. 31, 2012
Debt
Summary Of Long-Term Debt Of AT&T And Its Subsidiaries
			2012	2011
Notes and debentures
	Interest Rates	Maturities[1]
	0.80% – 2.99%	2012 – 2022	$13,969	$5,500
	3.00% – 4.99%	2012 – 2045	14,590	8,659
	5.00% – 6.99%	2012 – 2095	35,226	41,390
	7.00% – 9.10%	2012 – 2097	7,059	8,471
	Other		2	3
Fair value of interest rate swaps recorded in debt			267	445
			71,113	64,468
Unamortized (discount) premium - net			(1,535)	46
Total notes and debentures			69,578	64,514
Capitalized leases			265	239
Total long-term debt, including current maturities			69,843	64,753
Current maturities of long-term debt			(3,485)	(3,453)
Total long-term debt			$66,358	$61,300
[1]	Maturities assume putable debt is redeemed by the holders at the next opportunity.

Debt Maturing Within One Year
	2012	2011
Current maturities of long-term debt	$3,485	$3,453
Bank borrowings[1]	1	-
Total	$3,486	$3,453
[1]	Outstanding balance of short-term credit facility of a foreign subsidiary.

Long-Term Debt - Scheduled Repayments
	2013	2014	2015	2016	2017	Thereafter
Debt repayments[1]	$3,475	$3,788	$6,514	$4,923	$4,757	$47,578
Weighted-average interest rate	4.9%	5.2%	3.2%	3.7%	2.5%	5.5%
[1]	Debt repayments assume putable debt is redeemed by the holders at the next opportunity.